Cash and cash equivalents and cash flow supporting notes (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2023 £’000	2022 £’000	2021 £’000
Cash at bank available on demand	5,971	2,836	10,057

Schedule of cash inflows from an equity financing transaction

	2023 £’000	2022 £’000	2021 £’000
Gross proceeds	12,084	321	10,091
Transaction costs	(1,657)	(78)	(1,056)
Proceeds from issuing shares	10,427	243	9,035

Schedule of changes in bank loan liabilities

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2023	463	246	709
Cash flows	–	(188)	(188)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(168)	168	–
Warrants issued		4,562	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(487)	(487)
Interest accruing in period	–	28	28
At 31 December 2023	295	4,329	4,624

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2022	620	699	1,319
Cash flows	–	(178)	(178)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(178)	178	–
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(468)	(468)
Interest accruing in period	21	15	36
At 31 December 2022	463	246	709

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2021	60	1,759	1,819
Cash flows	–	(215)	(215)
Non-cashflows:
Foreign Exchange	–	(4)	(4)
New leases	715	5	720
Effect of modification to lease term – IFRS 16	–	(24)	(24)
Loans and borrowings classified as non-current 31 December 2020 becoming current in 2021	(178)	178	–
Transfer to share premium on exercise of warrants	–	(70)	(70)
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(936)	(936)
Interest accruing in period	23	6	29
At 31 December 2021	620	699	1,319